Note 22 - Financial Instruments Carried at Fair Value (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended	0 Months Ended					1 Months Ended	0 Months Ended
	Aug. 04, 2014	May 16, 2013	Apr. 11, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 03, 2014	Dec. 23, 2013	Mar. 31, 2014	Apr. 10, 2014	Dec. 31, 2013	Oct. 01, 2013	Aug. 10, 2014	Sep. 24, 2013	Jan. 31, 2013	Dec. 10, 2013	Jan. 02, 2014	Jul. 01, 2013	Apr. 01, 2013	Apr. 09, 2012	Dec. 31, 2010	Jan. 31, 2014	Dec. 31, 2009	Dec. 27, 2013
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative Liability, Fair Value, Gross Liability					$ 0	$ 269,000						269,000
Derivative, Gain (Loss) on Derivative, Net					(4,480,000)	278,000	564,000
Fair Value Assumptions, Expected Volatility Rate				176.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Risk Free Interest Rate				1.78%	1.78%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		2					2				2,700,000		9,800,000					819,670	8	4		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 168,750		$ 450,000			$ 281,250				0.022		0.005	$ 0.0001				$ 0.025	$ 6,300	$ 13,050		$ 3,375,000
Deferred Finance Costs, Write Offs							3,952,000
Warrants Not Settleable in Cash, Fair Value Disclosure		427,000		6,122,000	7,745,000	1,415,000	509,000				1,492,000	1,415,000	1,333,000								1,000,000
Stock Issued During Period, Shares, New Issues (in Shares)			42
Proceeds from Issuance of Warrants		250,000		6,400,000		250,000
Class of Warrant or Right, Outstanding (in Shares)				15
Debt Instrument, Face Amount					21,267,000	64,880,000	62,500,000					64,880,000
Allocated Share-based Compensation Expense	7,745,000
First Issuance [Member] | Warrant [Member] | Maximum [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term								5 years	5 years
First Issuance [Member] | Warrant [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate								183.00%	181.00%
Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate								1.73%	1.68%
Stock Issued During Period, Shares, New Issues (in Shares)										79,419
First Issuance [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								3	3
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								43,750	43,750
Warrants Not Settleable in Cash, Fair Value Disclosure								113,000	93,000
Second Issuance [Member] | Warrant [Member] | Maximum [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term								5 years	5 years
Second Issuance [Member] | Warrant [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate								183.00%	181.00%
Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate								1.73%
Stock Issued During Period, Shares, New Issues (in Shares)										815,214
Second Issuance [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								2	2
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								56,250	56,250
Warrants Not Settleable in Cash, Fair Value Disclosure								56,000	46,000
Warrant [Member] | Maximum [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term											10 years	10 years	9 years 6 months
Warrant [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate											200.00%	183.00%	180.00%
Fair Value Assumptions, Expected Dividend Rate											0.00%	0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate											2.65%	3.04%	2.50%
Stock Issued During Period, Shares, New Issues (in Shares)					894,633	11									10	1
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants														7,745,000
Interest Rate Swap [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net					269,000	498,000
Dominion Capital LLC [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net					(4,749,000)	(220,000)
Derivative Liability, Notional Amount																							200,000
Investment Bank of Greece [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																								1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																								$ 10,800
Deferred Finance Costs, Net																								3,940,000
Deferred Finance Costs, Write Offs							1,860,000
Minimum [Member] | Fair Value Option, Other Eligible Items [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term					4 years 146 days
Maximum [Member] | Fair Value Option, Other Eligible Items [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term					10 years
Maximum [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Term				10 years
Director [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	$ 0.01
Warrants Not Settleable in Cash, Fair Value Disclosure																	217,000
Proceeds from Issuance of Warrants																	217,000
Notes Payable, Other Payables [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Debt Instrument, Face Amount																									250,000
Fair Value Option, Other Eligible Items [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate					309.00%
Fair Value Assumptions, Expected Dividend Rate					0.00%
Share Price (in Dollars per share)					$ 0.03
Convertible Notes and Loans 1 [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative Liability, Notional Amount						500,000						500,000
Convertible Notes and Loans 2 [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative Liability, Notional Amount						350,000						350,000
Convertible Notes and Loans 3 [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) [Line Items]
Derivative Liability, Notional Amount						$ 3,051,000						3,051,000